Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2024
Lease Obligations [Abstract]
Schedule of Future Minimum Rental Payments Under Noncancelable Operating Lease Arrangements

The following table summarizes the future minimum rental payments under noncancelable operating lease arrangements in effect at December 31, 2024 (in thousands):

2025	$15,084
2026	14,943
2027	14,518
2028	13,396
2029	3,680
Thereafter	13,214
Total minimum payments	$74,835
Less: Imputed interest	8,909
Present value of lease liabilities	$65,926